Average Annual Total Returns - Class A C S I N R T Shares - Janus Henderson Triton Fund	Class A Return Before Taxes 1 Year		Class A Return Before Taxes 5 Years		Class A Return Before Taxes 10 Years		Class A Return Before Taxes Since Inception		Class A Return Before Taxes Inception Date		Class A Russell 2500TM Growth Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class A Russell 2500TM Growth Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class A Russell 2500TM Growth Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class A Russell 2500TM Growth Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class A Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class A Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class A Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class A Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class C Return Before Taxes 1 Year		Class C Return Before Taxes 5 Years		Class C Return Before Taxes 10 Years		Class C Return Before Taxes Since Inception		Class C Return Before Taxes Inception Date		Class C Russell 2500TM Growth Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class C Russell 2500TM Growth Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class C Russell 2500TM Growth Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class C Russell 2500TM Growth Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class C Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class C Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class C Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class C Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class S Return Before Taxes 1 Year	Class S Return Before Taxes 5 Years	Class S Return Before Taxes 10 Years	Class S Return Before Taxes Since Inception	Class S Return Before Taxes Inception Date	Class S Russell 2500TM Growth Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class S Russell 2500TM Growth Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class S Russell 2500TM Growth Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class S Russell 2500TM Growth Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class S Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class S Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class S Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class S Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class I Return Before Taxes Since Inception	Class I Return Before Taxes Inception Date	Class I Russell 2500TM Growth Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class I Russell 2500TM Growth Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class I Russell 2500TM Growth Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class I Russell 2500TM Growth Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class I Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class I Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class I Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class I Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class N Return Before Taxes 1 Year	Class N Return Before Taxes 5 Years	Class N Return Before Taxes 10 Years	Class N Return Before Taxes Since Inception	Class N Return Before Taxes Inception Date	Class N Russell 2500TM Growth Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class N Russell 2500TM Growth Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class N Russell 2500TM Growth Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class N Russell 2500TM Growth Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class N Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class N Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class N Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class N Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class R Return Before Taxes 1 Year	Class R Return Before Taxes 5 Years	Class R Return Before Taxes 10 Years	Class R Return Before Taxes Since Inception	Class R Return Before Taxes Inception Date	Class R Russell 2500TM Growth Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class R Russell 2500TM Growth Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class R Russell 2500TM Growth Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class R Russell 2500TM Growth Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class R Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class R Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class R Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class R Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class T Return Before Taxes 1 Year	Class T Return Before Taxes 5 Years	Class T Return Before Taxes 10 Years	Class T Return Before Taxes Since Inception	Class T Return Before Taxes Inception Date	Class T Return After Taxes on Distributions 1 Year	Class T Return After Taxes on Distributions 5 Years	Class T Return After Taxes on Distributions 10 Years	Class T Return After Taxes on Distributions Since Inception	Class T Return After Taxes on Distributions Inception Date	Class T Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class T Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class T Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class T Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class T Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Class T Russell 2500TM Growth Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class T Russell 2500TM Growth Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class T Russell 2500TM Growth Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class T Russell 2500TM Growth Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class T Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class T Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class T Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class T Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) Since Inception
Total	20.71%	[1]	15.30%	[1]	13.80%	[1]	13.06%	[1]	Feb. 25, 2005	[1]	40.47%	18.68%	15.00%	11.75%	34.63%	16.36%	13.48%	10.55%	26.33%	[2]	15.98%	[2]	13.72%	[2]	12.71%	[2]	Feb. 25, 2005	[2]	40.47%	18.68%	15.00%	11.75%	34.63%	16.36%	13.48%	10.55%	28.02%	16.63%	14.42%	13.37%	Feb. 25, 2005	40.47%	18.68%	15.00%	11.75%	34.63%	16.36%	13.48%	10.55%	28.54%	17.10%	14.87%	13.83%	Feb. 25, 2005	40.47%	18.68%	15.00%	11.75%	34.63%	16.36%	13.48%	10.55%	28.66%	17.21%	14.94%	13.84%	Feb. 25, 2005	40.47%	18.68%	15.00%	11.75%	34.63%	16.36%	13.48%	10.55%	27.69%	16.34%	14.13%	13.11%	Feb. 25, 2005	40.47%	18.68%	15.00%	11.75%	34.63%	16.36%	13.48%	10.55%	28.33%	16.93%	14.70%	13.69%	Feb. 25, 2005	27.05%	15.61%	13.31%	12.51%	Feb. 25, 2005	17.59%	13.37%	11.91%	11.43%	Feb. 25, 2005	40.47%	18.68%	15.00%	11.75%	34.63%	16.36%	13.48%	10.55%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.